Subsidiaries_Changes In Subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
KB Insurance Co., Ltd. and 45 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds a majority of the ownership interests
Able Jungdong Co., Ltd. and 42 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the case of default and exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquiring subordinated debt
KB Haeoreum private securities investment trust 70(Bond) and 3 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power to determine the operation of the trust and exposed to variable returns by holding significant amount of ownership interests
KB KONEX Market Vitalization Fund and 3 other
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power by taking the role of an operating manager and exposed to variable returns by holding significant amounts of ownership interests.
2014ABLEOPO 2ND Co., Ltd. and 44 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Lost right for variable returns due to the release of debt
Wise Mobile Eighth Securitization Specialty Co., Ltd and 5 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Liquiation
Hyundai Asset Management Co., Ltd. and 17 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal
KB Evergreen bond fund No.98 (Bond) and 1 other
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Decrease of the interest to less than a majority
Hyundai Trust Securities Feeder Investment Trust No.1 Bond
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Lost the power from sale of Hyundai Asset Management Co., Ltd.